Subsequent Events - Additional Information (Details) $ / shares in Units, ¥ in Millions	1 Months Ended
	Sep. 24, 2019 USD ($) $ / shares shares	Sep. 23, 2019 CNY (¥)	Sep. 23, 2019 USD ($) $ / shares shares	Sep. 01, 2017 shares
Subsequent Event [Line Items]
Number of shares issued | shares				50,000
Subsequent Event | Shanghai Dongfang Newspaper Co Ltd
Subsequent Event [Line Items]
Number of shares issued | shares			1,480,123
Common stock cash consideration		¥ 140.1	$ 20,408,171
Cash consideration price per share			$ 13.79
VIE Agreement Terms		The Paper will also carry out the performance of certain strategic cooperation agreements for a fee charge with Shanghai Jifen, the consolidated VIE, for certain years.	The Paper will also carry out the performance of certain strategic cooperation agreements for a fee charge with Shanghai Jifen, the consolidated VIE, for certain years.
Subsequent Event | American Depositary Shares | Shanghai Dongfang Newspaper Co Ltd
Subsequent Event [Line Items]
Cash consideration price per share			$ 3.45
The Paper | Subsequent Event
Subsequent Event [Line Items]
Equity interests percentage			1.00%
Series B Investor | Subsequent Event | Fun Literature Limited
Subsequent Event [Line Items]
Number of preferred shares issued | shares	8,794,703
Preferred stock cash consideration | $	$ 100,000,000
Series B Investor | Subsequent Event | Series B Preferred Shares | Fun Literature Limited
Subsequent Event [Line Items]
Preferred stock share price	$ 5.69
Preferred stock cash consideration | $	$ 50,000,000
Simple interest On Put option	4.00%
Series B Investor | Forecast | Subsequent Event | Series A Preferred Shares | Fun Literature Limited
Subsequent Event [Line Items]
Preferred Stock Conversion Price	$ 4.31